Earnings Per Share (Tables)	9 Months Ended
Sep. 30, 2022
Earnings Per Share [Abstract]
Schedule of basic weighted average number of common shares
	Nine months ended September 30,
	2021	2022
	RMB	RMB

Net income	169,855,888	107,214,293
Basic weighted average number of common shares outstanding	1,371,643,240	1,371,643,240
Effect of dilutive share options	137,172,125	132,236,758
Dilutive weighted average number of ordinary shares	1,508,815,365	1,503,879,998
Basic earnings per share	0.12	0.08
Diluted earnings per share	0.11	0.07